Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VILLX

Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund
Villere Balanced Fund
Investment Objective
The Villere Balanced Fund (the "Fund") seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Villere Balanced Fund Investor Class
Management Fee		0.75%
Distribution and Service (12b-1) Fee		none
Other Expenses	[1]	0.26%
Total Annual Fund Operating Expenses	[1]	1.01%
Fee Waiver and/or Expense Reimbursement		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.00%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
[2]	St. Denis J. Villere & Company, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to 0.99% (the "Expense Caps). If the Fund experienced any AFFE, interest expense, taxes or extraordinary expenses, those amounts would be shown in addition to the Expense Caps. The Expense Cap will remain in effect at least until April 1, 2014. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Cap. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Adviser, or by the Adviser with the consent of the Board.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped provided in the "Financial Highlights" section of the statutory prospectus due to a change in the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Villere Balanced Fund Investor Class
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,226

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 17%
of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills). The Fund invests 60% to 70% of its assets in equity securities selected primarily for their growth potential and 30% to 40%
of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund's portfolio than might be the case for a traditional equity fund. Under normal market conditions, the Fund will invest at least 25%
of its assets in fixed-income securities. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Fund may also invest up to 10% in domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than
Baa3 by Moody's).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the
Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser's goals in revenue, earnings or cash flow.
Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Interest and Credit Risk of Fixed-Income Securities: Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due.

·  Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  High Yield ("Junk Bond") Risk: The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.villere.com.
Calendar Year Total Return	[1]

During the period shown in the bar chart, the Fund's highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.01% for the quarter ended December 31, 2008.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Villere Balanced Fund	Label	1 Year	5 Years	10 Years
Investor Class	Return Before Taxes	8.85%	5.05%	6.50%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	8.35%	4.55%	6.08%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.34%	4.18%	5.58%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Balanced Fund Index	Lipper Balanced Fund Index (reflects no deduction for taxes)	0.74%	1.80%	4.13%
Barclays Capital Intermediate Government/Credit Bond Index	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%)	S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)	3.67%	2.28%	4.04%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[1]	The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 2012 was 14.01%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Villere Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Villere Balanced Fund (the "Fund") seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 17%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped provided in the "Financial Highlights" section of the statutory prospectus due to a change in the Expense Cap.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first
		year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills). The Fund invests 60% to 70% of its assets in equity securities selected primarily for their growth potential and 30% to 40%
of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund's portfolio than might be the case for a traditional equity fund. Under normal market conditions, the Fund will invest at least 25%
of its assets in fixed-income securities. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Fund may also invest up to 10% in domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than
Baa3 by Moody's).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the
Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser's goals in revenue, earnings
		or cash flow.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Interest and Credit Risk of Fixed-Income Securities: Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due.

·  Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  High Yield ("Junk Bond") Risk: The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the
		security and changes in value based on public perception of the issuer.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
		Fund's website at www.villere.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.villere.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return
		was -20.01% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Lipper Balanced Fund Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Balanced Fund Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Barclays Capital Intermediate Government/Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,226
Annual Return 2002	rr_AnnualReturn2002	(12.85%)
Annual Return 2003	rr_AnnualReturn2003	33.64%
Annual Return 2004	rr_AnnualReturn2004	15.17%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	5.90%
Annual Return 2007	rr_AnnualReturn2007	2.37%
Annual Return 2008	rr_AnnualReturn2008	(27.85%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	21.16%
Annual Return 2011	rr_AnnualReturn2011	8.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly retur
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	6.50%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	5.58%

[1]	The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 2012 was 14.01%.
[2]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
[3]	St. Denis J. Villere & Company, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding AFFE, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to 0.99% (the "Expense Caps). If the Fund experienced any AFFE, interest expense, taxes or extraordinary expenses, those amounts would be shown in addition to the Expense Caps. The Expense Cap will remain in effect at least until April 1, 2014. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Cap. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Adviser, or by the Adviser with the consent of the Board.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped provided in the "Financial Highlights" section of the statutory prospectus due to a change in the Expense Cap.